Details of treasury / other financial risks - Contractual cash obligation (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	€ 4,358
Finance lease obligations	[1],[3]	357
Short-term debt	[1],[3]	164
Operating leases obligations	[1],[3]	756
Derivative liabilities	[1],[3]	296
Interest on debt	[1],[3]	1,632
Purchase obligations	[1],[3],[4]	666
Trade and other current payables		2,303	[1],[3]	€ 2,090
Contractual cash obligations, total	[1],[3]	10,532
Later than five years [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	2,527
Finance lease obligations	[1],[3]	52
Operating leases obligations	[1],[3]	204
Interest on debt	[1],[3]	1,117
Purchase obligations	[1],[3],[4]	30
Contractual cash obligations, total	[1],[3]	3,929
Later than one year and not later than three years [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	194
Finance lease obligations	[1],[3]	152
Operating leases obligations	[1],[3]	227
Derivative liabilities	[1],[3]	2
Interest on debt	[1],[3]	207
Purchase obligations	[1],[3],[4]	352
Contractual cash obligations, total	[1],[3]	1,134
Later than three years and not later than five years [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	501
Finance lease obligations	[1],[3]	53
Operating leases obligations	[1],[3]	148
Derivative liabilities	[1],[3]	114
Interest on debt	[1],[3]	200
Purchase obligations	[1],[3],[4]	52
Contractual cash obligations, total	[1],[3]	1,069
Not later than one year [member]
Details of treasury / other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	1,136
Finance lease obligations	[1],[3]	100
Short-term debt	[1],[3]	164
Operating leases obligations	[1],[3]	176
Derivative liabilities	[1],[3]	179
Interest on debt	[1],[3]	108
Purchase obligations	[1],[3],[4]	233
Trade and other current payables	[1],[3]	2,303
Contractual cash obligations, total	[1],[3]	€ 4,399

[1]	Amounts in this table are undiscounted
[2]	Long-term debt includes short-term portion of long-term debt and excludes finance lease obligations
[3]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement
[4]	Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.